Taxes - Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax	$ 7,599,678	$ 976,833	$ 6,742,758	$ 6,889,496
Income tax expense computed at statutory rate	1,253,947	161,178	1,112,555	1,141,247
Preferential rate	(165,000)	(21,208)	(165,000)	(165,000)
Impact of foreign rate differential	184,302	23,689	65,702
Non-taxable items in Hong Kong	(17,590)	(2,261)	(24,415)	(40,216)
Non-deductible items in Hong Kong	97,008	12,469	201,627	305,519
Prior years’ adjustments			292,510	(374,705)
Tax credit	(1,500)	(193)	(3,000)	(5,000)
Total income tax expense	$ 1,351,167	$ 173,674	$ 1,479,979	$ 861,845
Effective tax rate	17.80%	17.80%	21.90%	12.50%
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%